Stock and Equity Based Compensation - Equity-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2014	Nov. 30, 2011 Stock/Unit Options [Member]	Sep. 30, 2011 Stock/Unit Options [Member]	Aug. 31, 2011 Stock/Unit Options [Member]	Apr. 30, 2011 Stock/Unit Options [Member]	Mar. 31, 2014 Stock/Unit Options [Member]	Dec. 31, 2013 Stock/Unit Options [Member]	Dec. 31, 2012 Stock/Unit Options [Member]	Dec. 31, 2011 Stock/Unit Options [Member] installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options in number of annual installments									4
Exercise period of stock options									5 years
Membership Interest Granted		0.25%	1.25%	1.20%	1.00%				3.70%
Exercise Price		$ 1,250	$ 5,900	$ 6,000	$ 3,600				$ 16,750
Fair Value at Date of Grant		288	1,533	1,384	1,453				4,658
Intrinsic value of outstanding options	$ 28,076					$ 29,585	$ 24,895		$ 113
Weighted-average remaining contractual term	2 years 2 months 22 days					2 years 4 months 28 days	2 years 8 months 8 days		4 years 7 months 6 days
Fair value assumptions
Expected term (in years)							3 years 9 months 18 days	3 years 9 months 18 days	5 years
Risk-free rate							0.57%	0.33%	0.96%
Expected volatility							36.90%	40.00%	45.50%
Expected dividend yield							0.00%	0.00%	0.00%